SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	$ 5	$ 21
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net	Property and equipment, net
Operating lease, right-of-use asset, net	$ 1,489	$ 1,769
Total right-of-use asset	1,494	1,790
Finance lease liabilities	$ 3,024	$ 1,472
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current	Lease liabilities current
Operating lease liabilities	$ 460	$ 475
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current	Lease liabilities current
Lease liabilities current	$ 3,484	$ 1,947
Finance lease liabilities	$ 991	$ 2,306
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities noncurrent	Lease liabilities noncurrent	Lease liabilities noncurrent
Operating lease liabilities	$ 1,123	$ 1,364
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities noncurrent	Lease liabilities noncurrent	Lease liabilities noncurrent
Lease liabilities noncurrent	$ 2,114	$ 3,670
Total lease liabilities	$ 5,598	$ 5,617